UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-22372

Clarity Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

Suite 110

2001 Westown Parkway

West Des Moines, Iowa 50265

 (Address of Principal Office)

(Name and Address of Agent for Service)

Bradley R. Peyton

Suite 110

2001 Westown Parkway

West Des Moines, Iowa 50265

Copies of all communications to:

John C. Miles

Cline Williams Wright Johnson & Oldfather, LLP

Suite 1900

233 S. 13th

Lincoln, Nebraska 68508

Registrant's Telephone Number, including Area Code: 515-252-7489

Date of fiscal year end: March 31

Date of reporting period: September 30, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Clarity Fund, Inc.

Semi-Annual Report

September 30, 2010

(Unaudited)

Clarity Fund

Portfolio Illustration

September 30, 2010 (Unaudited)

The following chart gives a visual breakdown of the Fund by the industry sectors.

The underlying securities are represented as a percentage of the portfolio of investments.

Services-Educational Services 6.31%
Telephone Communications (No Radio Telephone) 2.30%
Retail-Apparel & Accessory Stores 1.73%
Real Estate Investment Trusts 1.39%
Miscellaneous Electrical Machinery, Equipment & Supplies 4.80%
Life Insurance 6.68%
Crude Petroleum & Natural Gas 2.73%
Cash Equivalents 72.98%
Communications Equipment, NEC 1.10%

	Clarity Fund
	Schedule of Investments
	September 30, 2010 (Unaudited)

Shares		Value

COMMON STOCK - 26.03%

Communications Equipment, NEC - 1.11%
300	Vicon Industries, Inc. *	$ 1,143

Crude Petroleum & Natural Gas - 2.77%
500	Sandridge Energy, Inc. *	2,840

Life Insurance - 6.79%
2,100	Atlantic American Corp. *	3,444
25	National Western Life Insurance Co. Class A *	3,517
		6,961
Miscellaneous Electrical Machinery, Equipment & Supplies - 4.87%
900	Harbinger Group, Inc. *	4,995

Retail-Apparel & Accessory Stores - 1.75%
300	Hot Topic, Inc.	1,797

Services-Educational Services - 6.41%
400	Corinthian Colleges, Inc. *	2,808
4,133	Peoples Educational Holdings *	3,761
		6,569
Telephone Communications (No Radio Telephone) - 2.33%
200	Neutral Tandem, Inc. *	2,390

TOTAL FOR COMMON STOCK (Cost $25,041) - 26.03%		$ 26,695

REAL ESTATE INVESTMENT TRUSTS - 1.41%
100	Redwood Trust, Inc.	1,446
TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $1,384) - 1.41%		1,446

SHORT TERM INVESTMENTS - 74.10%
75,994	Fidelity Institutional Money Market Portfolio 0.30% ** (Cost $75,994)	75,994

TOTAL INVESTMENTS (Cost $102,419) - 101.54%		$ 104,135

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.54)%		(1,577)

NET ASSETS - 100.00%		$ 102,558

* Non-income producing securities during the period.
** Variable Rate Security, the coupon rate shown represents the yield at September 30, 2010.
The accompanying notes are an integral part of these financial statements.

Clarity Fund
Statement of Assets and Liabilities
September 30, 2010 (Unaudited)

Assets:
Investments in Securities, at Value (Cost $102,419)	$ 104,135
Cash	500
Receivables:
Due from Advisor	3,350
Dividends and Interest	45
Prepaid Expenses	824
Total Assets	108,854
Liabilities:
Payables:
Accrued Audit Fees	5,570
Other Accrued Expenses	726
Total Liabilities	6,296
Net Assets	$ 102,558

Net Assets Consist of:
Paid In Capital	$ 101,000
Accumulated Undistributed Net Investment Loss	(275)
Accumulated Undistributed Realized Gain on Investments	117
Unrealized Appreciation in Value of Investments	1,716
Net Assets, for 10,099 Shares Outstanding	$ 102,558

Net Asset Value and Redemption Price Per Share	$ 10.15

Short-Term Redemption Price Per Share ($10.15*0.98)	$ 9.95

* The Fund will impose a 2.00% redemption fee on shares redeemed within 90 days of purchase.
The accompanying notes are an integral part of these financial statements.

Clarity Fund
Statement of Operations
For the Period June 29, 2010, (Commencement of Operations)
through September 30, 2010 (Unaudited)

Investment Income:
Dividends	$ 46
Interest	66
Total Investment Income	112

Expenses:
Advisory Fees (Note 4)	258
Transfer Agent Fees	2,060
Audit Fees	5,571
Miscellaneous Fees	100
Custodial Fees	1,333
Trustee Fees	258
Registration Fees	276
Printing and Mailing	50
Total Expenses	9,906
Fees Waived and Reimbursed by the Advisor (Note 4)	(9,519)
Total Expenses	387

Net Investment Loss	(275)

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain on Investments	117
Net Change in Unrealized Appreciation on Investments	1,716
Realized and Unrealized Gain on Investments	1,833

Net Increase in Net Assets Resulting from Operations	$ 1,558

The accompanying notes are an integral part of these financial statements.

Clarity Fund
Statement of Changes in Net Assets

(Unaudited)
Period Ended *
9/30/2010
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (275)
Net Realized Gain on Investments	117
Unrealized Appreciation on Investments	1,716
Net Increase in Net Assets Resulting from Operations	1,558

Distributions to Shareholders:
Net Investment Income	-
Realized Gains	-
Total Dividends and Distributions Paid to Shareholders	-

Capital Share Transactions (Note 5)	1,000

Total Increase (Decrease) in Net Assets	2,558

Net Assets:
Beginning of Period	100,000

End of Period (including undistributed net investment loss of $(275))
$ 102,558

* The Fund commenced operations on June 29, 2010.
The accompanying notes are an integral part of these financial statements.

Clarity Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Period Ended	(a)
	9/30/2010

Net Asset Value, at Beginning of Period	$ 10.00

Income From Investment Operations:
Net Investment Loss *	(0.03)
Net Gain on Securities (Realized and Unrealized)	0.18
Total from Investment Operations	0.15

Distributions:
Net Investment Income	0.00
Realized Gains	0.00
Total from Distributions	0.00

Net Asset Value, at End of Period	$ 10.15

Total Return **	1.50%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 103
Before Waiver
Ratio of Expenses to Average Net Assets	38.45%	***
After Waiver
Ratio of Expenses to Average Net Assets	1.50%	***
Ratio of Net Investment Income (Loss) to Average Net Assets	(1.07)%	***
Portfolio Turnover	56.98%

(a) The Fund commenced operations on June 29, 2010.

* Per share net investment income (loss) has been determined on the basis of average shares outstanding During the period.

** Assumes reinvestment of dividends.

*** Annualized

The accompanying notes are an integral part of these financial statements.

CLARITY FUND

NOTES TO FINANCIAL STATEMENTS

September 30, 2010 (Unaudited)

1.  ORGANIZATION

Clarity Fund (the “Fund”), a series of Clarity Fund, Inc. (the “Company”), was incorporated under the laws of the State of Nebraska on July 6, 2009, and is registered under the Investment Company Act of 1940, as amended, as a non-diversified open-ended registered investment management company (a “mutual fund”).  The Company is authorized to issue a total of 1,000,000,000 Shares of common stock in series with a par value of $.000001 per share. Fifty million (50,000,000) of these Shares have been authorized by the Board of Directors (the “Board”) to be issued in one series designated Clarity Fund Shares.

The primary investment objective of the Fund is capital appreciation.

On June 17, 2010, 10,000 shares were issued for cash, at $10.00 per share to Clarity Fund, LLC, which is owned and controlled by members of Clarity Capital Management, Inc. (the “Advisor”).

The Fund has had no operations other than those actions related to organizational matters as of June 17, 2010.  An officer of the Advisor is also an officer of the Company.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the U.S. (“GAAP”).

Security Valuations: All investments in securities are recorded at their estimated fair value, as described in Note 3.

ORGANIZATIONAL AND OFFERING EXPENSES:  All costs incurred by the Fund in connection with the organization, offering and initial registration of the Fund, principally professional fees, were paid on behalf of the Fund by the Advisor and will not be borne by the Fund.

FEDERAL INCOME TAXES: The Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to their shareholders. Therefore, no federal income tax provision is required.

USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements.  Actual results could differ from those estimates.

CLARITY FUND

NOTES TO FINANCIAL STATEMENTS

September 30, 2010 (Unaudited)

3.  SIGNIFICANT ACCOUNTING POLICIES

SECURITIES VALUATIONS:  As described in Note 2, all investments in securities are recorded at their estimated fair value. The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS:  A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock including ADRs, closed end mutual funds, and real estate investment trusts) - Equity securities are valued by using market quotations furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price

CLARITY FUND

NOTES TO FINANCIAL STATEMENTS

September 30, 2010 (Unaudited)

provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued at a fair price as determined by the Advisor in good faith, in accordance with guidelines adopted by and subject to review of the Board. Manually priced securities held by the Fund (if any) are reviewed by the Board on a quarterly basis. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in level 1 of the fair value hierarchy.

Money market mutual funds are generally priced at the ending NAV provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Fixed income securities - Fixed income securities such as corporate bonds and U.S. Government Securities when valued using market quotations in an active market, will be categorized as Level 1 securities.  However, they may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  These securities will generally be categorized as Level 2 securities.  If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board.  These securities will be categorized as Level 3 securities.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of September 30, 2010:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$26,695	$0	$0	$26,695
Real Estate Investment Trust	1,446			1,446
Cash Equivalents	75,994	0	0	75,994
Total	$104,135	$0	$0	$104,135

When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued at a fair price as determined by the Advisor in good faith, in accordance with guidelines adopted by and subject to review of the Board. Manually priced securities held by the Fund (if any) are reviewed by the Board on a quarterly basis. If the Advisor decides that a price provided by the pricing services does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation. These securities are categorized as level 2 or level 3, when appropriate.

CLARITY FUND

NOTES TO FINANCIAL STATEMENTS

September 30, 2010 (Unaudited)

4.  RELATED PARTY TRANSACTIONS

INVESTMENT ADVISOR: Clarity Capital Management, Inc. serves as investment advisor to the Fund.  Subject to the authority of the Board, the Advisor is responsible for management of the Fund's investment portfolio.  The Advisor is responsible for selecting the Fund's investments according to the Fund's investment objective, policies and restrictions and as compensation for its management services, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly in arrears at an annual rate of 1% of the average daily net assets of the Fund during the term of the Agreement.  For the six months ended September 30, 2010, the Advisor earned $258 in advisory fees.  The Investment Adviser has voluntarily undertaken to waive a portion of its management fee or reimburse the Fund directly for a portion of the Fund’s expenses in order to limit the total annual fund operating expenses, excluding taxes, interest, brokerage commissions and acquired fund fees and expenses, to no more than 1.50% of the Fund’s annual average daily net assets.  For the six months ended September 30, 2010, the Advisor waived/reimbursed $9,519.  At September 30, 2010, the Advisor owed the Fund $3,350.

5.  CAPITAL SHARE TRANSACTIONS

At September 30, 2010, paid in capital amounted to $101,000 of the Fund. Transactions in capital stock were as follows:

	June 29, 2010 (commencement of operations) Through September 30, 2010
	Shares	Amount
Shares sold	10,099	$101,000
Shares issued in reinvestment of dividends	-	-
Shares redeemed	-	-
Net increase	10,099	$101,000

6.  BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of September 30, 2010, approximately 99% of all outstanding shares of the Fund are owned by Clarity Fund, LLC, which is owned and controlled by members of the Advisor.  An officer of the Advisor is also an officer of the Company.

7.  DISTRIBUTION PLAN

The Fund intends to initially sell its shares as an issuer dealer without sales charges, 12b-1 fees or other servicing fees directly to shareholders. However, the Fund has adopted Distribution, 12b-1 and Shareholder Servicing Plans that when activated will permit it to engage one or more broker dealers and or other parties to assist in distribution and servicing shareholder accounts in the future. These plans permit the assessment of 12b-1 fees, servicing fees and other direct and or indirect sales charges. These plans are not currently effective.  If the 12b-1 plan was activated, the fees will be paid out of the Fund’s assets on an ongoing basis and will increase the cost of your investment.  The 12b-1 plan maximum fee is 25 basis points.  The 12b-1 plan will only be

CLARITY FUND

NOTES TO FINANCIAL STATEMENTS

September 30, 2010 (Unaudited)

implemented when the Board determines that it is in the best interests of the Fund and its shareholders to activate the plan to encourage distribution of the Fund shares.

8.   INVESTMENT TRANSACTIONS

For the six months ended September 30, 2010, purchases and sales of investment securities, other than short-term investments, were as follows:

Purchases

Investment Securities                          $ 38,787

Sales

Investment Securities                          $ 12,479

As of September 30, 2010, the net unrealized depreciation of investments for tax purposes was as follows:

Gross Appreciation                             $   3,068

Gross (Depreciation)                             (1,352)

Net Depreciation on Investments       $   1,716

At September 30, 2010, the aggregate cost of securities for federal income tax purposes was $102,419.

Clarity Fund
Expense Illustration
September 30, 2010 (Unaudited)

Expense Example

As a shareholder of the Clarity Fund , you incur ongoing costs which typically consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of  investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, June 29, 2010 through September 30, 2010, and the six month period April 1, 2010 through September 30, 2010.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by  $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	June 29, 2010	September 30, 2010	June 29, 2010 to September 30, 2010

Actual	$1,000.00	$1,015.00	$3.89
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,009.01	$3.88

* Expenses are equal to the Fund's annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 94/365 (to reflect the one-half year period).

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	April 1, 2010	September 30, 2010	April 1,2010 to September 30,2010

Actual	$1,000.00	$1,015.00	$7.58
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,017.55	$7.59

* Expenses are equal to the Fund's annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

CLARITY FUND

ADDITIONAL INFORMATION

September 30, 2010 (Unaudited)

Portfolio Holdings – The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on June 30 and December 31.  The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-888-838-9488, free of charge.

Proxy Voting - A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the 12-month period ended March 31, are available without charge upon request by (1) calling the Fund at (888) 838-9488 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.  A review of how the Fund voted on company proxies can be obtained at our transfer agent’s website, www.mutualss.com.

Additional Information - The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free (888) 838-9488 to request a copy of the SAI or to make shareholder inquiries.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.  Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11.  Controls and Procedures.

(a) The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing of this report.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

CLARITY FUND, INC.

By:_____ /s/ _____

Bradley R. Peyton

President, Principal Executive

Officer and Director

Date: December 7, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

_____ /s/ ________

Bradley R. Peyton

President, Principal Executive Officer and Director

Date: December 7, 2010

______ /s/ ________

Sayer Martin

Vice President, Treasurer and Principal Financial Accounting Officer

Date: December 7, 2010